EARNINGS PER COMMON SHARE (Details) - CAD / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	12,000,000	12,000,000	12,000,000	12,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	846,000,000	824,000,000	843,000,000	822,000,000
Effect of dilutive options (in shares)	12,000,000	10,000,000	13,000,000	10,000,000
Diluted weighted average shares outstanding	858,000,000	834,000,000	856,000,000	832,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per common share calculation (in shares)	5,851,770	5,945,800	5,851,770	7,183,912
Weighted average exercise price of antidilutive securities (in Canadian dollars per share)	CAD 59.14	CAD 48.80	CAD 59.14	CAD 48.12